Goodwill and Other Intangible Assets, net (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	Changes in the carrying value of goodwill from Inception through June 30, 2025 are shown below (in thousands):

Goodwill
Balance at Inception	$—
Acquisition of MGM	216,733
Acquisition of PwrQ	44,709
Acquisition of States	25,053
Acquisition of VanTran	230,134

Balance at June 30, 2024 and 2025	$516,629

Schedule of Other Intangible Assets, Net
Other intangible assets, net consisted of the following (in thousands):

	Estimated Useful Lives (Years)	June 30, 2025	December 31, 2025
Amortizable:
Costs:
Customer relationships	12-15	$213,202	$213,202
Trade names	3-15	125,579	125,579
Backlog	1-2	68,454	68,454
Noncompete agreements	5	8,854	8,854
Trademarks	10	—	94

Total amortizable intangibles		416,089	416,183

Accumulated amortization:
Customer relationships		(18,784)	(26,121)
Trade name		(11,634)	(16,100)
Backlog		(45,963)	(58,640)
Noncompete agreements		(2,437)	(3,322)
Trademarks		—	(3)

Total accumulated amortization		(78,818)	(104,186)

Other intangible assets, net		$337,271	$311,997

Other intangible assets, net consists of the following (in thousands):

		Successor
	Estimated Useful	June 30,
	Lives (Years)	2024	2025
Amortizable:
Costs:
Customer relationships	12-15	$213,202	$213,202
Trade names	3-15	125,579	125,579
Backlog	1-2	68,454	68,454
Noncompete agreements	5	8,854	8,854

Total Amortizable Intangibles		416,089	416,089

Accumulated amortization:
Customer relationships		(4,108)	(18,784)
Trade name		(2,703)	(11,634)
Backlog		(12,665)	(45,963)
Noncompete agreements		(666)	(2,437)

Total Accumulated Amortization		(20,142)	(78,818)

Total Other Intangible Assets, Net		$395,947	$337,271

Schedule of Annual Amortization Expense	Estimated future annual amortization expense for the above amortizable intangible assets are as follows (in thousands):

Year Ending June 30,	Amortization Expense
2026	$47,869
2027	25,280
2028	25,044
2029	24,250
2030	22,834
Thereafter	191,994

$337,271